Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Net earnings	$ 21,344	$ 14,066
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation	2,526	1,320
Deferred taxes	3,326	(561)
Compensation expense for restricted stock	303	449
Change in post-retirement benefits	8	11
Loss recognized on open derivatives not designated for hedge accounting	459	1,217
Deferred realized gain on derivatives designated for hedge accounting	4,773	1,343
Forgiveness of Paycheck Protection Program Loan	0	(1,707)
Changes in operating assets and liabilities, net of amounts acquired in business combination:
Accounts receivable	(13,696)	(15,293)
Inventories	59,247	(31,930)
Federal income taxes recoverable	1,404	(1,404)
Other current assets	(1,363)	(123)
Accounts payable and accrued expenses	(18,875)	22,028
Income taxes payable	774	(1,455)
Employee compensation and related expenses	3,564	(1,558)
Contribution to retirement plan	100	200
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	63,894	(13,397)
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(16,454)	(8,065)
Proceeds from sale of assets	0	161
Increase in cash value of officers’ life insurance	(13)	(14)
NET CASH USED IN INVESTING ACTIVITIES	(88,187)	(7,918)
FINANCING ACTIVITIES
Debt issuance cost	(393)	0
Cash dividends paid	(589)	(551)
Cash paid for principal portion of finance lease	(105)	(103)
Cash paid for share repurchases	(37)	(538)
Asset based lending facility proceeds	14,681	18,437
NET CASH PROVIDED BY FINANCING ACTIVITIES	13,557	17,245
DECREASE IN CASH AND RESTRICTED CASH	(10,736)	(4,070)
CASH AND RESTRICTED CASH AT BEGINNING OF YEAR	16,122	20,192
CASH AND RESTRICTED CASH AT END OF YEAR	5,386	16,122
Plateplus Inc. [Member]
INVESTING ACTIVITIES
Plateplus business combination	$ (71,720)	$ 0